TAXATION	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 19. TAXATION

Income Tax

The Company was incorporated in Wyoming, United States of America and it is a holding company and does not conduct any substantial operation on its own.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“TCJA” or the “Act”) (which is commonly referred to as “U.S. tax reform”). The Act significantly changes U.S. corporate income tax laws including but not limited to reducing the U.S. corporate income tax rate to 21% beginning in 2018 and imposing a one-time mandatory tax on previously deferred foreign earnings and a new tax on global intangible low-taxed income (“GILTI”) effective for tax years of non-U.S. corporations beginning after December 31, 2017.

As a result of tax reform, the Company determined that a portion of its current undistributed foreign earnings is no longer deemed reinvested indefinitely by its non-U.S. subsidiaries. The Company did not record a provisional tax charge related to the one-time transition tax as there were no cumulative positive earnings and profits from its foreign subsidiaries.

Effective January 1, 2018, the Company is subject to the new GILTI tax rules. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of controlled foreign corporations (“CFCs”), subject to the possible use of foreign tax credits and a deduction equal to 50 percent to offset the income tax liability, subject to some limitations. Under U.S. GAAP, the Company is allowed to make an accounting policy choice of either treating taxes due on future U.S. inclusions in taxable income related to GILTI as a current period expense when incurred (the “period cost method”) or factoring such amounts into the Company’s measurement of its deferred taxes (the “deferred method”). The Company has evaluated whether it has additional provision amount resulted by the GILTI inclusion on current earnings and profits of its CFCs. The Company has made an accounting policy choice of treating taxes due on future U.S. inclusions in taxable amount related to GILTI as a current period expense when incurred.

On December 22, 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 (“SAB 118”), which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740, Income Taxes. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Tax Act for which the accounting under ASC 740 is complete. The Company completed the assessment of the income tax effect of the Tax Act and there were no adjustments recorded to the provisional amounts.

The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations. The Company’s U.S. deferred tax assets have been remeasured using the new statutory rate of 21%.

Jufeel Holdings Co., Ltd. was incorporated in the British Virgin Islands (“BVI”). Under the current law of the BVI, Jufeel Holdings Co., Ltd is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Jufeel Holdings Co., Ltd to its shareholders, no BVI withholding tax will be imposed.

Ivan International Biology Limited was incorporated in Hong Kong and does not conduct any substantial operations on its own. No provision for Hong Kong profits tax has been made in the financial statements as Ivan International Biology Limited has no assessable profits. Additionally, upon payments of dividends by Ivan International Biology Limited to its shareholders, no Hong Kong withholding tax will be imposed.

The Company’s PRC operating subsidiaries and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

In August 2015, Kaifeng Jufeel was approved by the related PRC governmental authorities as a High and New Technology Enterprise, which enabled the entity, as approved by the local tax authorities of Kaifeng, Henan province, the PRC, to enjoying the favorable statutory tax rate of 15% in years ended December 31, 2015, 2016 and 2017. Kaifeng Jufeel has renewed the High and New Technology Enterprise qualification and has been approved by the local tax authorities in December 2018 and still enjoy the 15% favorable tax rate for the years ending December 31, 2018, 2019 and 2020. Therefore, for the six months ended June 30, 2019 and 2018, the applicable income tax rate of Kaifeng Jufeel Biotech Co, Ltd. was 15%.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

For the six months ended June 30, 2019 and 2018, the Company’s income tax expense (benefit) consisted of:

	Six months ended	Six months ended
	June 30, 2019	June 30, 2018
	(unaudited)	(unaudited)

Current income tax	$565,300	$322,972
Deferred income tax	-	(7,880)
	$565,300	$315,092

A reconciliation of the income tax expenses determined at the PRC statutory corporate income tax rate to the Company’s effective income tax expenses is as follows:

	Six months ended June 30, 2019	Six months ended June 30, 2018
	(unaudited)	(unaudited)

Income before income taxes	$2,933,369	$1,292,352
PRC statutory tax rate	25%	25%
Income tax expense computed at PRC tax rate	733,342	323,088
Reconciling items:
Effect of preferential tax rate	(251,798)	(208,742)
Non-deductible expenses	602	69,158
Changes in valuation allowance	83,154	131,588
Effective income tax expense	$565,300	$315,092

Deferred Tax

The Company’s deferred tax assets were as follows:

	June 30, 2019	December 31, 2018
	(unaudited)
Tax effect of net operating losses carried forward	$491,432	$410,004
Allowance for doubtful accounts and inventory impairment	16,525	16,554
Valuation allowance	(507,957)	(426,558)
Deferred tax assets, net	$-	$-

Movement of valuation allowance:

	June 30, 2019	December 31, 2018
	(unaudited)
Balance at beginning of the period	$426,558	$431,503
Current period movement	83,154	38,315
Foreign currency translation adjustments	(1,755)	(43,260)
Balance at end of the period	$507,957	$426,558

There were no uncertain tax positions as of June 30, 2019 and December 31, 2018 and the Company does not believe that this will change over the next twelve months.

Income Tax

The Company was incorporated in Wyoming, United States of America and it is a holding company and does not conduct any substantial operation on its own.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (TCJA or the Act) (which is commonly referred to as U.S. tax reform). The Act significantly changes U.S. corporate income tax laws including but not limited to reducing the U.S. corporate income tax rate to 21% beginning in 2018 and imposing a one-time mandatory tax on previously deferred foreign earnings and a new tax on global intangible low-taxed income (GILTI) effective for tax years of non-U.S. corporations beginning after December 31, 2017.

As a result of tax reform, the Company determined that a portion of its current undistributed foreign earnings is no longer deemed reinvested indefinitely by its non-U.S. subsidiaries. The Company did not recorded provisional tax charge related to the one-time transition tax as there were no cumulative positive earnings and profits from its foreign subsidiaries.

Effective January 1, 2018, the Company is subject to the new GILTI tax rules. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of controlled foreign corporations (CFCs), subject to the possible use of foreign tax credits and a deduction equal to 50 percent to offset the income tax liability, subject to some limitations. Under U.S. GAAP, the Company is allowed to make an accounting policy choice of either treating taxes due on future U.S. inclusions in taxable income related to GILTI as a current period expense when incurred (the period cost method) or factoring such amounts into the Companys measurement of its deferred taxes (the deferred method). The Company has evaluated whether it has additional provision amount resulted by the GILTI inclusion on current earnings and profits of its CFCs. The Company has made an accounting policy choice of treating taxes due on future U.S. inclusions in taxable amount related to GILTI as a current period expense when incurred. As of December 31, 2018, the Company recorded a GILTI inclusion of $1,113, the inclusion was fully offset by current U.S. loss, as such, it does not have additional provision amount recorded for GILTI tax.

On December 22, 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 (SAB 118), which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740, Income Taxes. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Tax Act for which the accounting under ASC 740 is complete. The Company completed the assessment of the income tax effect of the Tax Act and there were no adjustments recorded to the provisional amounts.

The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations. The Companys U.S. deferred tax assets have been remeasured using the new statutory rate of 21%.

Jufeel Holdings Co., Ltd. was incorporated in the British Virgin Islands (BVI). Under the current law of the BVI, Jufeel Holdings Co., Ltd is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Jufeel Holdings Co., Ltd to its shareholders, no BVI withholding tax will be imposed.

Ivan International Biology Limited was incorporated in Hong Kong and does not conduct any substantial operations on its own. No provision for Hong Kong profits tax has been made in the financial statements as Ivan International Biology Limited has no assessable profits. Additionally, upon payments of dividends by Ivan International Biology Limited to its shareholders, no Hong Kong withholding tax will be imposed.

The Companys PRC operating subsidiaries and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (EIT). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

In August 2015, Kaifeng Jufeel was approved by the related PRC governmental authorities as a High and New Technology Enterprise, which enabled the entity, as approved by the local tax authorities of Kaifeng, Henan province, the PRC, to enjoying the favorable statutory tax rate of 15% in years ended December 31, 2015, 2016 and 2017. Kaifeng Jufeel has renewed the High and New Technology Enterprise qualification and has been approved by the local tax authorities in December 2018 and still enjoy the 15% favorable tax rate for the years ending December 31, 2018, 2019 and 2020. Therefore, for the years ended December 31, 2018 and 2017, the applicable income tax rate of Kaifeng Jufeel Biotech Co, Ltd. was 15%.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

For the years ended December 31, 2018 and 2017, the Companys income tax expense consisted of:

	Year ended	Year ended
	December 31 2018	December 31, 2017

Current income tax	$1,080,423	$3,029,192
Deferred income tax	-	3,061
	$1,080,423	$3,032,253

A reconciliation of the income tax expenses determined at the PRC statutory corporate income tax rate to the Companys effective income tax expenses is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017

Income before income taxes	$6,200,293	$15,204,908
PRC statutory tax rate	25%	25%
Income tax expense computed at PRC tax rate	1,550,073	3,801,227
Reconciling items:
Effect of preferential tax rate	(634,943)	(1,371,239)
Non-deductible expenses	36,173	606,409
Expired tax attribute carryforwards	90,805	36,499
Others	-	6,449
Changes in valuation allowance	38,315	(47,092)
Effective income tax expense	$1,080,423	$3,032,253

Movement of valuation allowance:

	December 31, 2018	December 31, 2017

Balance at beginning of the year	$431,503	$429,299
Current year movement	38,315	(47,092)
Foreign currency translation adjustments	(43,260)	49,296
Balance at end of the year	$426,558	$431,503

Deferred Tax

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2018 and 2017, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized. The Company had deferred tax assets as of December 31, 2018 and 2017, which can be carried forward to offset future taxable income. The management determines it is more likely than not that these deferred tax assets could not be recognized, so full allowances were provided as of December 31, 2018. The operating loss carry forward incurred by the Companys PRC subsidiaries and VIE that will expire in year 2023. The operating loss carry forward incurred by Jufeel Wyoming after December 31, 2017 will no longer be available to carry back, but will carry forward indefinitely. Furthermore, the Act imposes an annual limit of 80% on the amount of taxable income that can be offset by net operating loss arising in tax years ending after December 31, 2017. The Company maintains a full valuation allowance against its net U.S. deferred tax assets, since due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future earnings to utilize its U.S. deferred tax assets.

The Companys deferred tax assets were as follows:

	December 31, 2018	December 31, 2017

Tax effect of net operating losses carried forward	$410,004	$418,572
Allowance for doubtful accounts and inventory impairment	16,554	12,931
Valuation allowance	(426,558)	(431,503)
Deferred tax assets, net	$-	$-

The following represents the amounts and expiration dates of operating loss carry forwards incurred by the Companys PRC subsidiaries and VIE for tax purpose:

Amount
2019	$363,221
2020	176,016
2021	627,764
2022	362,385
2023	299,901
Total	$1,829,287

There were no uncertain tax positions as of December 31, 2018 and 2017 and the Company does not believe that this will change over the next twelve months.